Stock-Based Compensation Plans (Expense Components) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 3,293	$ 3,097	$ 3,386
Performance-based annual plan employee award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	489	157	866
Performance-Based Long-Term Plan Employee Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	318	360	540
Time-based employee award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	1,583	2,060	1,472
Time-based directors award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	743	412	410
Director stock unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	149	108	98
Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 11	$ 0	$ 0